Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 21, 2016
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.001
Common stock authorized (in Shares)				360,000,000
Cash and cash equivalents	$ 85,265	$ 5,828,548
Restricted cash equivalents	$ 1,306,463	$ 736,667
Account receivable	71.89%	33.38%
Total revenues percentage	93.22%	46.24%
Impairment of equity investments	$ 0		$ 0
Labor pension fund percentage	6.00%
Percentage of monthly contribution	6.00%
Employee benefits amount	$ 13,031	$ 11,375
Employee stock-based compensation expenses	1,241,930	2,675,205
Non-employee stock-based compensation expenses	$ 5,794,848	$ 2,631,550
Benefit percentage	50.00%
Biokey [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Account receivable	16.62%
GenePharm, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Account receivable		37.48%